Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Scenario, Forecast	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan service period of employees to be eligible to participate in 401(k) plan	1 day
Eligible age of participation in 401 (k) plan	Employees are eligible to participate in the 401(k) Plan after one day of service and upon attainment of age 21
Employers matching contribution, percent	50.00%	50.00%	50.00%
Employers matching contribution percent of qualifying compensation					3.00%	3.00%	3.00%
Percentage of employee vesting amount on matching company contribution	20.00%	20.00%	20.00%
Employee's service requisite period for vesting matching company contribution	2 years	2 years	2 years	1 year
Employers matching contribution	$ 1,339	$ 1,013	$ 857